Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2023-11-30
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	In November 2023, our compensation committee adopted a formal clawback policy, which applies in the event we are required to prepare an accounting restatement due to any material noncompliance with any financial reporting requirement under the U.S. federal securities laws. This policy requires us to (subject to certain limited exceptions set forth in the clawback policy and permitted under the final clawback rules) recover from any of our current or former executive officers who receive incentive-based compensation (including stock options and RSUs) after the effective date of the clawback policy and during the three-year period preceding the date on which we are required to prepare an accounting restatement, the excess of what would have been paid to such executive officer under the accounting restatement.